Note 4 - Digital Assets Sales (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Information about relationship between disclosure of disaggregated revenue from contracts with customers and revenue information for reportable segments [text block]
	Year Ended December 31,
	2025	2024	2023
On the Exchange	$244,414,963	$250,179,460	$115,607,215
On other venues(i)	396,424	21,822	884,944
Total Digital asset sales	$244,811,387	$250,201,282	$116,492,159
	Year Ended December 31,
	2025	2024	2023
United Kingdom	$72,492,926	$74,295,884	$38,127,807
Cayman Islands	46,923,742	*	14,377,101
British Virgin Islands	34,980,001	35,270,979	15,305,642
Singapore	*	90,980,790	13,786,923
Netherlands	*	*	23,693,869
Rest of the World	90,018,294	49,631,807	10,315,873
Total Digital asset sales	$244,414,963	$250,179,460	$115,607,215

Details of customer concentrations [text block]
	Year Ended December 31,
	2025	2024	2023
Customer A	$57,649,927	$62,890,467	$34,908,743
Customer B	27,955,612	*	*
Customer C	*	85,566,459	*
Customer D	*	*	11,891,307
Customer E	*	*	14,361,697
Customer F	*	*	11,691,258